Short Term Investments - Available for Sale - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Short term investments average maturity period	1.6 years	1.7 years